Investment Objectives and Goals - Defiance MANGOS ETF	Sep. 04, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE MANGOS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance MANGOS ETF (the “Fund”) seeks long-term capital appreciation.